As filed with the U.S. Securities and Exchange Commission on December 16, 2019

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2,241	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,241	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(December 16, 2019)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares Adaptive Currency Hedged MSCI EAFE ETF

iShares China Large-Cap ETF

iShares Core Aggressive Allocation ETF

iShares Core Conservative Allocation ETF

iShares Core Growth Allocation ETF

iShares Core Moderate Allocation ETF

iShares Core MSCI EAFE ETF

iShares Core MSCI Europe ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Pacific ETF

iShares Core MSCI Total International Stock ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI EAFE Small-Cap ETF

iShares Cybersecurity and Tech ETF

iShares Edge MSCI Intl Momentum Factor ETF

iShares Edge MSCI Intl Quality Factor ETF

iShares Edge MSCI Intl Size Factor ETF

iShares Edge MSCI Intl Value Factor ETF

iShares Edge MSCI Min Vol EAFE ETF

iShares Edge MSCI Min Vol Europe ETF

iShares Edge MSCI Min Vol Japan ETF

iShares Edge MSCI Min Vol USA ETF

iShares Edge MSCI Min Vol USA Small-Cap ETF

iShares Edge MSCI Multifactor Global ETF

iShares Edge MSCI Multifactor Intl ETF

iShares Edge MSCI Multifactor Intl Small-Cap ETF

iShares Edge MSCI Multifactor USA ETF

iShares Edge MSCI Multifactor USA Mid-Cap ETF

iShares Edge MSCI Multifactor USA Small-Cap ETF

iShares Edge MSCI USA Momentum Factor ETF

iShares Edge MSCI USA Quality Factor ETF

iShares Edge MSCI USA Size Factor ETF

iShares Edge MSCI USA Value Factor ETF

iShares Exponential Technologies ETF

iShares Genomics Immunology and Healthcare ETF

iShares Morningstar Multi-Asset Income ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI China A ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Europe Financials ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Kokusai ETF

iShares Robotics and Artificial Intelligence Multisector ETF

iShares Self-Driving EV and Tech ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,241 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 13th day of December, 2019.

iSHARES TRUST

By:
Armando Senra*
President
Date: December 13, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,241 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Salim Ramji*
Trustee
Date: December 13, 2019

John E. Martinez*
Trustee
Date: December 13, 2019

Cecilia H. Herbert*
Trustee
Date: December 13, 2019

John E. Kerrigan*
Trustee
Date: December 13, 2019

Robert S. Kapito*
Trustee
Date: December 13, 2019

Madhav V. Rajan*
Trustee
Date: December 13, 2019

Jane D. Carlin*
Trustee
Date: December 13, 2019

Drew E. Lawton*
Trustee
Date: December 13, 2019

Richard L. Fagnani* Trustee
Date: December 13, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer
Date: December 13, 2019

/s/ Neal J. Andrews
* By: Neal J. Andrews
Attorney-in-fact
Date: December 13, 2019

*

Powers of Attorney, each dated September 13, 2019, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are incorporated herein by reference to Post-Effective Amendment No. 2,179, filed September 16, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase